General Information and Statement of Compliance - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Millions		12 Months Ended
	Jan. 08, 2021 USD ($) $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalents | €		€ 30,018			€ 17,234	[1]	€ 39,338	€ 40,542
Short-term investments, classified as cash equivalents | €		0			0	[1]
Equity Purchase Agreement | $				$ 28.0
Remaining amount | €		30,018			€ 17,234
Purchase Agreement [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Adjusted share price | $ / shares	$ 1.00
Lincoln Park Capital Fund LLC [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected sufficient capital fund | €		€ 28,000
Equity purchase agreement consideration paid | $	$ 40.0
Equity Purchase Agreement Term	24 months	24 months	24 months
Purchase of american depositary shares value | $	$ 40.0		$ 28.0
Remaining amount | $				$ 28.0

[1]	For information on voluntary change in accounting policy, see note 5.2.16.